Angel Oak Mortgage Trust I, LLC 2018-2 ABS-15G

Exhibit 99.7

Supplemental Data
Run Date - 6/6/2018 1:46:26 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	TILA Status	Application Date	TRID	GSE	HOEPA Fees	TILA Fees	Rate Lock Date	Calculated APR	Qualifying Rate	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Residual Income	HOA Name	HOA Address State	Fee Amount	Next Due Date	HOA Payment Frequency	Investor DTI	QM DTI	Non QM DTI	Asset Depletion Flag	Bank Statements Flag	Number of Statements	Type of Statements	Percent of Income From Statements	Income Doc Detail	Tax Return Doc Details	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Number of Deed in Lieu Events	Months Deed in Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Guideline Name	QM Regulation Failures	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	HUD 1 Page 1 Credits Total
203157561	[Redacted]		Non QM	[Redacted]	Yes	No	$3,484.50	$4,783.90	[Redacted]	6.729%	6.590%	Employed		US Citizen		No	No	$1,749.41	[Redacted]		$418.00		Monthly	0.446972	0.45564	0.446972	No	No				[Borrower - Primary Income - Wages]; Paystubs - 2018 [Borrower - Primary Income - Wages]; The Work Number - Employment Only - 2018 [Borrower - Primary Income - Wages]; WVOE - 2018 [Borrower - Primary Income - Wages]; W-2 - 2017 [Borrower - Primary Income - Wages]; W-2 - 2016	[Borrower]; 4506 or 4506-T - 2017 [Borrower]; 1040 - 2016 [Borrower]; Transcripts - 2016 [Borrower]; 4506 or 4506-T - 2016 [Borrower]; 4506 or 4506-T - 2015 [Borrower]; 1040 - 2015 [Borrower]; Transcripts - 2015	Chapter 13		[Redacted]	1		[Redacted]										0	0	0	Portfolio Select	QM DTI QM Points and Fees	$3,484.50	2/23/2018	4.350	$0.00
900011028	[Redacted]		Non QM	[Redacted]	No	N/A	$5,415.00	$6,087.02	[Redacted]	9.802%	9.240%	Employed		US Citizen				$3,614.40	[Redacted]		280.00		Yearly